Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2018
Shareholders' Equity [Abstract]
Summary of company's share option activity

	Number of shares upon exercise	Weighted average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (1)

Outstanding at beginning of year	2,360,647	$10.76	8.05
Granted	3,333	13.40	9.64
Exercised	(261,670)	5.69	8.79
Forfeited	(99,326)	12.50	7.12

Outstanding at end of year	2,002,984	$11.5	7.78	$12,788

Exercisable at end of year	944,037	$8.67	6.95	$8,641

(1)	Calculation of aggregate intrinsic value for options outstanding and exercisable as of June 30, 2018 is based on the share price of the Company’s ordinary shares as of June 30, 2018 which was $17.8 per share.

Summary of the RSUs activity
Six months ended
June 30, 2018

Outstanding at December 31, 2017	88,759
Granted	144,801
Vested	(825)
Forfeited	(11,608)
Outstanding as of June 30,2018	221,127

Schedule of share based compensation expense
	Six months ended June 30,
	2018	2017

Cost of products	$189	$204
Cost of services	152	83
Research and development	402	297
Selling and marketing	476	430
General and administrative	1,161	934

Total share-based compensation expense	$2,380	$1,948